Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 58,235	$ 39,084
Unrecognized tax benefits	835	800	$ 800
Effective tax rate	667	632
Operating loss carryforwards	195,305	143,712
Deferred tax liabilities	$ 6,762
Decreased valuation allowance		6,296
Capitalized costs amortization	Capitalized costs are required to be amortized over five years (15 years for expenditures attributable to foreign research).
Indefinite Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, description	carryforward indefinitely and are available to offset up to 80% of future taxable income each year.
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 57,135	57,135
Expiration year	2034
Domestic Tax Authority | Indefinite Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 138,170	86,577
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 19,587	10,769
Expiration year	2035
Accrued Interest And Penalties [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties	$ 0	$ 0